GOODWILL AND INTANGIBLE ASSETS - Disclosure of key assumptions used to determine value (Details)	12 Months Ended
Dec. 31, 2023
Retail Pro International LLC
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	16.10%
On Track Innovation Ltd.
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	18.90%
Nayax Retail
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	22.10%
Weezmo
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	21.00%
Vendsys
Disclosure of detailed information about intangible assets [line items]
Growth rate	4.00%
Discount rate	12.00%